Lease Termination (Q2) (Details) $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	May 07, 2026 USD ($) ft²	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Leases [Abstract]
Notice period to terminate lease	30 days
Area of building space (in Square Feet) | ft²	25,778
Lease termination	$ 2,700				$ 2,300	$ 2,500
Operating lease, liability	$ 2,500				$ 9,435
Gain on modification of lease liability		$ 1,100	$ 1,142	$ 0